OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of other expenses (income)

		Years ended December 31,
	Notes	2020	2019
COVID-19 expenses[1]		$27.4	$—
Temporary suspension costs[2]		16.0	—
Care and maintenance costs[3]		18.6	—
Write-down of assets		2.5	6.6
Consulting costs		1.5	6.4
Changes in asset retirement obligations at closed sites	15(a)	6.1	21.0
Restructuring costs		—	3.2
Other		3.9	6.2
		$76.0	$43.4
1COVID-19 expenses pertain to incremental costs incurred resulting from the impact of COVID-19 on the operations of the Company. Specifically, costs related to incremental labour, transportation, safety and other new operational measures and processes implemented to manage the impact of COVID-19.
2Temporary suspension costs pertain to the temporary work stoppage at Rosebel from June 12 to July 24, 2020.
3Westwood mine was placed on care and maintenance on March 25, 2020 as directed by the Government of Quebec in response to the global COVID-19 crisis as mining was considered a non-essential business. Subsequently, on April 15, 2020, Westwood commenced the restart of operations from care and maintenance following the April 13, 2020 confirmation from the Government of Quebec that mining is an essential business. Westwood mine was placed on care and maintenance following a seismic event which occurred on October 30, 2020. The underground mine operations are suspended pending the results of an investigation and while the business recovery plan is being assessed.